Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Trade receivable	$ 38,432	$ 0
Interest receivable	53	7
Other accounts receivable	12,481	570
Total accounts and other receivables	$ 50,966	$ 577